Capital Stock (Tables)	12 Months Ended
Mar. 31, 2019
Capital Stock [Abstract]
Common shares: Unlimited number of common shares without par value

Year ended March 31,	2019		2018
	Common		Common
	Shares	Amount	Shares	Amount
	in 000'	in '000$	in 000'	in '000$
Balance, beginning of year	280,720	$23,654	260,689	$18,360
Options exercised (i)	-	-	18,471	4,358
Shares issued as compensation (ii)	-	-	1,560	936
Shares issued on acquisition of SalvaRx Limited (iii)	805,070	92,583	-	-
Balance, end of year	1,085,790	$116,237	280,720	$23,654

(i)	During the year ended March 31, 2018, 18,471,026 options were exercised for an equal number of common shares at an average exercise price of $0.15 per share for gross proceeds of $2,725,654. In addition, $1,631,734 being the value of options exercised was transferred from option reserve to capital stock. Options exercised included 13,414,789 options exercised by the directors.

(ii)	During the year ended March 31, 2018, 1,560,000 shares were issued under the Company's 2011 Consultant Stock Compensation Plan to six consultants including 1,390,000 to five directors, for services provided. The shares were valued at $936,000 based on the market price of the Company's common shares prevailing on the date of their issuance.

(iii)	On January 8, 2019, the Company issued 805,070,067 common shares to acquire SalvaRx (see Note 10). The total consideration of $92,583,058 was based on the quoted market price of $0.115 per share on January 8, 2019.